Defined Benefit Plans - Summary of Fair Value of Plan Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	€ 131	€ 158	€ 140
Net interest on the net defined benefit liability (asset)	96	109	134
Past service cost	(21)	(6)	50
Total defined benefit expenses	206	262	324
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	121	148	127
Net interest on the net defined benefit liability (asset)	87	99	123
Past service cost	(16)	(5)	53
Total defined benefit expenses	192	242	302
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	10	11	13
Net interest on the net defined benefit liability (asset)	8	10	11
Past service cost	(5)	(1)	(2)
Total defined benefit expenses	€ 13	€ 19	€ 22